Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Valuation allowance for deferred tax assets	$ 42,967,000	$ 43,379,000	$ 45,500,000
Net change in the total valuation allowance	(400,000)	(2,100,000)
Investments in foreign subsidiaries	52,408,000	1,587,000
Unrecognized tax benefit, potentially expire in 2021	65,000,000
Total unrecognized tax benefits net of potential benefits	160,000,000	217,600,000	202,100,000
Interest and penalties recognized as an expense	4,200,000	7,100,000	$ 1,900,000
Total accrued interest and penalties	27,100,000	22,600,000
Provision for income taxes
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net change in the total valuation allowance	(1,100,000)	(800,000)
Other Comprehensive Income
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net change in the total valuation allowance	700,000	$ (1,300,000)
Foreign Country
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Other non-U.S subsidiaries operating loss carryforwards for income tax	42,900,000
Foreign Country | Tax year 2024 to 2030
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Additional operating loss carryforward	12,900,000
Ireland | Foreign Country
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Ireland subsidiaries additional tax credit carryforward for income tax	16,900,000
United States
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
U.S. Federal net operating loss carry forwards currently available for offset	1,200,000
Alternative minimum tax credit carry forwards	800,000
United States | Federal NOL's
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating loss carryforwards	1,744,000
Tax credit carry forward	204,000,000
Other non-U.S subsidiaries operating loss carryforwards for income tax	0
United States | State NOL's
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating loss carryforwards	331,370,000
Other non-U.S subsidiaries operating loss carryforwards for income tax	9,251,000
Other | Foreign Country
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Ireland subsidiaries additional tax credit carryforward for income tax	$ 4,300,000